Related Party Loan	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Related Party Loan

4. Related Party Loan

LAT Pharma was given a zero-interest bearing loan by the company’s General Partner, Jonathan Adams in the amount of $5,000 in August 2015 and $5,000 in November 2015. The total of $10,000 was outstanding when the Company merged with LAT Pharma. As of December 31, 2016 the Company has an outstanding balance of $10,000 payable on demand to the CEO, Jonathan Adams.

4. Related Party Loan

LAT Pharma was given a zero-interest bearing loan by the company’s General Partner, Jonathan Adams in the amount of $5,000 in August 2015 and $5,000 in November 2015. The total of $10,000 was outstanding when the Company merged with LAT Pharma. As of June 30th, 2016 the Company has an outstanding loan of $10,000 payable on demand to the CEO, Jonathan Adams.

LAT PARMA LLC
Related Party Loan

NOTE 3: LOANS FROM PARTNERS

LAT Pharma was given a zero-interest bearing loan by the company’s General Partner, Jonathan Adams in the amount of $5,000 in June 2013 that was repaid in January 2015. Thus, the ending balance of the loan at December 31, 2014 was $5,000. Jonathan then made a partner contribution of that same amount to the company in August 2015. In November 2015 he once again loaned the company $10,000 that was unpaid as of December 31, 2015.